Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period		$ 2
Other comprehensive income (loss), net of tax		(49)	$ 11
Accumulated other comprehensive income (loss), end of period		(47)	2
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	[1]	2	(9)
Other comprehensive gain (loss) before reclassifications	[1]	(49)	11
Less amount reclassified from accumulated other comprehensive loss	[1],[2]
Other comprehensive income (loss), net of tax	[1]	(49)	11
Accumulated other comprehensive income (loss), end of period	[1]	$ (47)	$ 2

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
[2]	There were no amounts reclassified out of other comprehensive income for year ended December 31, 2017 and December 31, 2016. NOTE 26- SUBSEQUENT EVENTIn February 2018, the Holding Company entered into a credit facility with a third-party bank pursuant to which the Holding Company may borrow up to an aggregate principal amount of $6,000. The purpose of the credit facility is to provide an additional source of liquidity for the Holding Company and to provide potential funds, as needed, for the Holding Company to downstream as additional capital to the Bank to support growth. Loans under the credit facility will bear interest at a rate equal to the Prime Rate plus 0.75%. The credit facility is secured by a pledge of the Holding Company's stock of CFBank. The credit facility will expire in February 2020 unless extended or replaced.